Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events
Effective as of January 25, 2026, the Company
effected a 1-for-20 reverse stock
split of its shares of common stock (Note
On January 16, 2026, the Company entered into a memorandum of agreement with a company affiliated with members of the family of the Company’s
Non-Executive
Chairman for the acquisition of the vessel “Clean Fury” for a consideration of $22,900,000. No deposit was paid. The vessel w as
 delivered to the Company
 o
n April 3,
 2026.
In January and February 2026, an aggregate of
2,031,605
shares of common stock were issued upon cash exercise of 140,000 of
Class B-2
warrants, 1,107,500 of
Class C-2
warrants
 and
 571,105 of Class E warrants, resulting to gross proceeds of approximately $1.9 million
,
and cashless exercise of 213,000 of Class E warrants.
On February 25, 2026, the Company entered into
an At-The-Market issuance
sales agreement with Aegis Capital Corp. Under the terms of the sales agreement, the Company may, from time to time, sell its common shares having an aggregate offering value of up to $
98,000,000
through Aegis, as sales agent. During the first quarter of 2026, the Company issued
1.1
 million shares of common stock, resulting in net proceeds of $
1.6
 million.
Subsequent to December 31, 2025, military conflict involving Iran disrupted vessel transit in and around the Strait of Hormuz. At the date of issuance of these consolidated financial statements, the
Company
cannot predict the duration or financial effect of this matter.